Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets
The following is a summary of prepayments and other current assets:

	As of December 31,
	2016	2017
	RMB	RMB
Prepaid advertising fees	105,252	213,230
Employee advances	84,589	90,167
Input VAT	72,337	64,755
Rental and other deposits	52,062	73,110
Prepaid rental	32,751	22,795
Prepayment for service fees	16,577	26,039
Other consideration receivables for disposal of Finance Business (due from a related party (Note 9))	—	58,164
Prepayment for film investment	14,500	37,081
Interest receivable	2,961	15,468
Others	45,027	56,463
Total	426,056	657,272